Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure
Timing of Equity Award Grants

The Compensation and People Committee approves all equity awards granted to our NEOs on or before the grant date. Annual equity awards are typically granted to our NEOs in June following the completion and release of financial results for the preceding fiscal year. The Compensation and People Committee may also grant equity awards at other times during the year due to special circumstances, including to new executive officers upon hire or promotion or a change in an executive officer’s role or scope of responsibilities.

As a matter of good corporate governance, we do not grant equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a matter of good corporate governance, we do not grant equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs.
MNPI Disclosure Timed for Compensation Value	false